Related Party and Transaction and Balances with Related Parties - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Mr. Jianfei Zhang [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	Controlling shareholder and CEO of the Company
Jinxu (Hainan) Investment Partnership (Limited Partnership) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	The entity wholly owns MIGHTY (BVI) LTD, which is a shareholder of the Company